Discontinued Operations - Schedule of Discontinued Operations (Details) - USD ($)	11 Months Ended	12 Months Ended
	Feb. 28, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
OTHER INCOME (EXPENSES):
LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES				$ (4,103,718)	$ (3,448,536)
NET LOSS FROM DISCONTINUED OPERATIONS				11,648,651	(3,448,522)
NET GAIN(LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX				11,654,035	(3,448,536)
Cash and cash equivalents
Investing activities of discontinued operations				$ (22,353,250)
Discontinued Operations, Disposed of by Sale [Member] | Jiuxin Investment [Member]
Schedule of Discontinued Operations [Line Items]
REVENUES, NET	$ 93,447,763				107,536,353	$ 115,736,856
COST OF GOODS SOLD	69,024,370				81,306,222	85,057,834
GROSS PROFIT	24,423,393				26,230,131	30,679,022
SELLING EXPENSES	25,303,379				26,451,364	27,911,138
GENERAL AND ADMINISTRATIVE EXPENSES	2,970,154				3,909,412	10,530,943
TOTAL OPERATING EXPENSES	28,273,533				30,360,776	38,442,081
LOSS FROM DISCONTINUED OPERATIONS	(3,850,140)				(4,130,645)	(7,763,059)
OTHER INCOME (EXPENSES):
INTEREST INCOME	421,839				318,874	852,326
INTEREST EXPENSE	(6,291)				(13,604)	(65,854)
INVESTMENT LOSS						85,382
OTHER INCOME (EXPENSES)	(561,791)				481,064	1,587,729
LOSS FROM DISCONTINUED OPERATIONS BEFORE INCOME TAXES	(3,996,383)				(3,344,311)	(5,303,476)
PROVISION FOR INCOME TAXES	107,335				104,225
NET LOSS FROM DISCONTINUED OPERATIONS	(4,103,718)				(3,448,536)	(5,303,476)
LESS: NET LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO NONCONTROLLING INTEREST	5,384				(14)	(252)
NET GAIN(LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX	(4,109,102)				$ (3,448,522)	$ (5,303,224)
Cash and cash equivalents	12,942,759
Restricted cash	9,410,491
Trade accounts receivables	7,627,735
Inventories	7,886,336
Other receivables, net	12,272,723
Advances to suppliers	587,731
Other current assets	1,565,261
Total current assets of discontinued operations	52,293,036
Property and equipment, net	4,430,211
Long-term investment	1,184,984
Farmland assets	628,710
Long-term deposits	1,087,447
Intangible assets, net	1,684,251
Operating lease right-of-use assets	8,876,245
Other noncurrent assets	661,329
Total non-current assets of discontinued operations	18,553,177
Accounts payable	22,018,532
Notes payable	20,955,354
Other payables	28,734,698
Customer deposits	89,324
Taxes payable	392,801
Accrued liabilities	187,423
Current portion of operating lease liabilities	2,704,581
Total current liabilities of discontinued operations	75,424,909
Long-term operating lease liabilities	3,871,823
Total non-current liabilities of discontinued operations	3,871,823
Total considerations for divestiture of Jiuxin Investment	4,102,848
Less: Net asset of Jiuxin Investment	(8,450,519)
Add: Noncontrolling interests	(1,341,489)
Add: Additional paid-in capital	796,422
Add: Statutory reserve	1,309,109
Add: Accumulated other comprehensive income	2,440,344
Gain on divestiture of Jiuxin Investment	15,757,753
Operating activities of discontinued operations	(97,503)
Investing activities of discontinued operations	(615,267)
Financing activities of discontinued operations	(5,334,555)
Discontinued Operations, Disposed of by Sale [Member] | Jiuxin Investment [Member] | Related Party [Member]
OTHER INCOME (EXPENSES):
Due from related parties
Due to related parties	$ 342,196